Cover Page	Apr. 25, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 25, 2024
Entity Registrant Name	AVERY DENNISON CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-7685
Entity Tax Identification Number	95-1492269
Entity Address, Address Line One	8080 Norton Parkway
Entity Address, City or Town	Mentor
Entity Address, State or Province	OH
Current Fiscal Year End Date	--12-28
Entity Address, Postal Zip Code	44060
City Area Code	440
Local Phone Number	534-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000008818
Amendment Flag	false
Common stock, $1 par value
Document Information [Line Items]
Title of 12(b) Security	Common stock, $1 par value
Trading Symbol	AVY
Security Exchange Name	NYSE
1.25% Senior Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	1.25% Senior Notes due 2025
Trading Symbol	AVY25
Security Exchange Name	NASDAQ